Loans and Allowance for Credit Losses (Loans by Domicile and Industry of Borrower Segment Classification) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2021	Mar. 31, 2021
Loans and Leases Receivable Disclosure [Line Items]
Unearned income, unamortized premiums—net and deferred loan fees—net	¥ (301,543)	¥ (308,882)
Total loans, net	106,350,454	115,718,863
Loans held for sale	325,921	353,095
Disposal group, disposed of by sale, not discontinued operations | MUFG Union Bank
Loans and Leases Receivable Disclosure [Line Items]
Less: Loans in transferred business of MUFG Union Bank	(6,431,831)	0
Domestic
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	66,450,907	68,326,402
Domestic | Manufacturing
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	12,529,819	13,133,360
Domestic | Construction
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	692,467	763,958
Domestic | Real estate
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	12,014,585	11,997,301
Domestic | Services
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	2,735,763	2,908,975
Domestic | Wholesale and retail
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	7,729,051	7,766,070
Domestic | Banks and other financial institutions
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	5,904,659	6,443,296
Domestic | Communication and information services
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	1,336,456	1,407,738
Domestic | Other industries
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	8,681,345	8,838,718
Domestic | Consumer
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	14,826,762	15,066,986
Foreign
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	46,632,921	47,701,343
Foreign | Banks and other financial institutions
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	11,703,363	10,649,029
Foreign | Governments and official institutions
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	640,035	655,367
Foreign | Commercial and industrial
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	27,672,268	29,574,176
Foreign | Other
Loans and Leases Receivable Disclosure [Line Items]
Loans, gross	¥ 6,617,255	¥ 6,822,771